Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 1,364	¥ 2,241
Net actuarial loss	(28,389)	(24,155)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	(27,025)	(21,914)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	594	754
Net actuarial loss	(14,711)	(9,764)
Net transition obligation	0	(8)
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (14,117)	¥ (9,018)